Capital stock - Issued Capital (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Number of shares (in shares)	846,017,932	857,134,276	870,109,128
Amount	$ 579,978,180	$ 585,487,257	$ 591,600,113
Series A
Disclosure of classes of share capital [line items]
Number of shares (in shares)	5,000	5,000	5,000
Amount	$ 3,696	$ 3,696	$ 3,696
Series B
Disclosure of classes of share capital [line items]
Number of shares (in shares)	846,012,932	857,129,276	870,104,128
Amount	$ 579,974,484	$ 585,483,561	$ 591,596,417